Segmented information - Business segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Revenue	$ 1,800,073	$ 1,862,925
Cost of products and services sold	1,484,962	1,345,551
Depreciation and amortization	208,662	275,749
Cost of sales	1,693,624	1,621,300
Gross profit	106,449	241,625
Administration	145,344	124,869
Exploration	10,873	13,686
Research and development	3,965	6,058
Other operating expense	23,921	2,732
Loss on disposal of assets	1,072	1,869
Finance costs	96,133	98,622
Gain on derivatives	(36,577)	(32,269)
Finance income	(10,835)	(29,760)
Share of earnings from equity-accounted investee	(36,476)	(45,360)
Other expense (income)	(51,440)	(33,840)
Income tax expense (recovery)	13,666	61,077
Earnings (loss) before income taxes	(39,531)	135,018
Net earnings (loss)	(53,197)	73,941
Capital expenditures for the year	77,462	75,211
Uranium [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	1,411,770	1,413,809
Cost of products and services sold	1,244,049	1,041,922
Depreciation and amortization	154,560	218,832
Cost of sales	1,398,609	1,260,754
Gross profit	13,161	153,055
Administration	0	0
Exploration	10,873	13,686
Research and development	0	0
Other operating expense	23,921	2,732
Loss on disposal of assets	667	1,869
Finance costs	0	0
Gain on derivatives	0	0
Finance income	0	0
Share of earnings from equity-accounted investee	(36,476)	(45,360)
Other expense (income)	(202)	(52,801)
Earnings (loss) before income taxes	14,378	232,929
Capital expenditures for the year	46,697	48,092
Fuel Service [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	377,296	370,277
Cost of products and services sold	237,656	234,423
Depreciation and amortization	43,190	45,856
Cost of sales	280,846	280,279
Gross profit	96,450	89,998
Administration	0	0
Exploration	0	0
Research and development	0	0
Other operating expense	0	0
Loss on disposal of assets	405	0
Finance costs	0	0
Gain on derivatives	0	0
Finance income	0	0
Share of earnings from equity-accounted investee	0	0
Other expense (income)	0	0
Earnings (loss) before income taxes	96,045	89,998
Capital expenditures for the year	30,760	27,117
Other Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	11,007	78,839
Cost of products and services sold	3,257	69,206
Depreciation and amortization	10,912	11,061
Cost of sales	14,169	80,267
Gross profit	(3,162)	(1,428)
Administration	145,344	124,869
Exploration	0	0
Research and development	3,965	6,058
Other operating expense	0	0
Loss on disposal of assets	0	0
Finance costs	96,133	98,622
Gain on derivatives	(36,577)	(32,269)
Finance income	(10,835)	(29,760)
Share of earnings from equity-accounted investee	0	0
Other expense (income)	(51,238)	18,961
Earnings (loss) before income taxes	(149,954)	(187,909)
Capital expenditures for the year	$ 5	$ 2